UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

SEC FILE NUMBER: 000-27467

CUSIP NUMBER: 26884K-30-9

(Check One): [X] Form 10-K [_] Form 11-K [_] Form 20-F [_] Form 10-Q

[_] Form N-SAR

For Period Ended: December 31, 2014

[_] Transition Report on Form 10-K
[_] Transition Report on Form 20-F
[_] Transition Report on Form 11-K
[_] Transition Report on Form 10-Q
[_] Transition Report on Form N-SAR
For the Transition Period Ended:

PART I -- REGISTRANT INFORMATION

ERF WIRELESS, INC.

Full Name of Registrant

__________________________

Former Name if Applicable

2911 South Shore Boulevard, Suite 100

Address of Principal Executive Office (Street and Number)

League City, TX 77573

City, State and Zip Code

PART II -- RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
(b)	The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K or Form N-SAR, or
[X]	portion thereof will be filed on or before the 15th calendar day following the prescribed due date or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and
(c)	The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III -- NARRATIVE

State below in reasonable detail why the Form 10-K, 11-K, 20-F 10-Q, N-SAR or the transition report portion thereof could not be filed within the prescribed time period. (Attach extra sheets if needed.)

The Company is unable to file its Annual Report on Form 10-KSB for the period ended December 31, 2014 within the prescribed time period because the filing requires additional time to complete and incorporate in the Form 10-K which we will attempt to file within the permitted extension time period.

PART IV -- OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

Greg Smith	(281) 538-2101
Name	(Area Code)(Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

[X] Yes [_] No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

[_] Yes [X] No

If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

ERF WIRELESS, INC.

(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date: April 1, 2015

By:	/s/ Dr. H. Dean Cubley, CEO
Dr. H. Dean Cubley, CEO

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